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T. Rowe Price California Tax-Free Income Trust

   California Tax-Free Money Fund


T. Rowe Price State Tax-Free Income Trust

   Maryland Tax-Free Money Fund
   New York Tax-Free Money Fund


T. Rowe Price Tax-Exempt Money Fund, Inc.

T. Rowe Price Tax-Exempt Money Fund-PLUS Class


 Supplement to prospectuses dated July 1, 2001
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T. Rowe Price Summit Funds, Inc.

   T. Rowe Price Summit Cash Reserves Fund


T. Rowe Price Summit Municipal Funds, Inc.

   T. Rowe Price Summit Municipal Money Market Fund


 Supplement to prospectuses dated March 1, 2001
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T. Rowe Price Prime Reserve Fund, Inc.

T. Rowe Price Prime Reserve Fund-PLUS Class


T. Rowe Price U.S. Treasury Funds, Inc.

   U.S. Treasury Money Fund


 Supplement to prospectuses dated October 1, 2000
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 The funds will accept purchase and redemption orders today, September 13, 2001 and tomorrow September 14, 2001 despite the fact that the New York Stock Exchange is not open today and may not open tomorrow. The funds will not be able to accept purchase or redemption orders from certain retirement accounts until the New York Stock Exchange reopens.



T. Rowe Price U.S. Treasury Funds, Inc.

   U.S. Treasury Money Fund


 Supplement to prospectus dated October 1, 2000
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 The fund has temporarily waived its operating policy (as set forth on page 21 of its prospectus) of not engaging in repurchase transactions. Any repurchase transactions entered into by the fund will be fully collateralized by U. S. government securities.
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 The date of the above supplement is September 13, 2001.
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                                                                         9/13/01